PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Expenditure on Investment Properties - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Expenditure on Investment Properties [Abstract]
Acquisitions of new properties	£ 17	£ 23
Expenditure on investment properties	£ 17	£ 23